Share-Based Compensation (Details 2)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Risk-free interest rate	2.37%
Volatility	104.38%
Risk-free interest rate, Minimum		1.83%	1.30%
Risk-free interest rate, Maximum		2.13%	2.30%
Dividend yield	0.00%	0.00%	0.00%
Volatility, Minimum		109.49%	96.70%
Volatility, Maximum		112.17%	113.90%
Expected term (in years)	9 years	9 years
Minimum [Member]
Expected term (in years)			4 years
Maximum [Member]
Expected term (in years)			9 years